SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

Sale of Subsidiary Recoup Technologies, Inc. (“Recoup”)

On October 31, 2024, the Company entered into a Stock Purchase Agreement dated as of October 31, 2024 (the “Purchase Agreement”) among the Company and its wholly-owned subsidiary Recoup, and Recoup Partners, LLC, a Delaware limited liability company (the “Purchaser”), and consummated the transactions contemplated by the Purchase Agreement, including the sale of Recoup to the Purchaser. Recoup is in the business of marketing an aerobic digestion technology solution for the disposal of food waste at the point of generation.

Pursuant to the Purchase Agreement, the Purchaser purchased from the Company all of the capital stock of Recoup for a purchase price equal to $1,000,000, which consisted of a promissory note receivable to be paid by the Purchaser to the Company in the principal amount of $250,000 and the cancellation and release by certain affiliates of the Purchaser of indebtedness obligations of the Company in the aggregate amount of $750,000. The Company also agreed that, for a period of five years from the closing date, the Company will not engage in a business that competes with the business of Recoup. As of September 30, 2024, Recoup’s Balance Sheet consisted of approximately $319,000 of accounts receivable, $350,000 of inventory, $13,000 of property and equipment, $1,664,000 of goodwill, an insignificant amount of cash, accounts payable and accrued expenses of $984,000, and customer deposits of approximately $297,000. The Company concurrently entered into an agreement with the Purchaser which indemnified the Purchaser from liability related to customer deposits of $141,697 and accounts payables of $593,673.

Titan Group Partners, LLC

The Company entered into an agreement with Titan Partners LLC for which the Company will borrow a minimum of $200,000 and a maximum of $3,300,000. The security will be considered a convertible promissory note with an original issue discount of 12%. The notes will incur an interest rate of 15% per annum. One-third of the original principal amount of the Notes is subject to repayment with accrued interest upon the closing of the uplisting public offering. The balance of any outstanding notes will mature on the 13-month anniversary from the date of funding of such Note. The notes are convertible at the option of the investor into shares of the Company’s common stock at a price per share of $.065. In October 2024, the Company has received $679,000 in funding.

NOTE 20 – SUBSEQUENT EVENTS

Subsequent events were evaluated through the issuance date of these financial statements. There were no subsequent events other than those described below:

Reincorporation in Nevada as Titan Environmental Solutions Inc., and Associated Effects

Effective January 10, 2024, and pursuant to an Amended and Restated Agreement and Plan of Merger (the “Reincorporation Agreement”) the Company merged with and into (the “reincorporation”), its wholly owned subsidiary Titan Environmental Solutions Inc. (“Titan”) with Titan as the surviving entity. As a result of the reincorporation the Company’s corporate name was changed from “TraQiQ, Inc.” to “Titan Environmental Solutions Inc.”. The individuals serving as the TraQiQ, Inc. executive officers and directors as of the effective time of the reincorporation continued to serve in such respective capacities with Titan following the effective time of the reincorporation.

Change in Equity Instruments and Share Authorizations

Pursuant to the Reincorporation Agreement each share of the Company’s common stock issued and outstanding immediately prior to the reincorporation was converted into one share of Titan’s common stock. Additionally, each share of the Company’s Series C Convertible Preferred Stock issued and outstanding immediately prior to the effective time of the Reincorporation Merger was converted into one share of Series A Convertible Preferred Stock of Titan (the “Series A Preferred Stock”), which has substantially the same rights and preferences as the Series C Preferred Stock. Each of the Company’s Series A Right to Receive Common Stock issued and outstanding immediately prior to the reincorporation was converted into one Series A Right to Receive Common Stock of Titan, which has substantially the same rights and preferences as the Company’s original Series A Rights to Receive Common Stock. Each of the Company’s Series B Right to Receive Common Stock issued and outstanding immediately prior to the reincorporation was converted into one Series B Right to Receive Common Stock of Titan, which has substantially the same rights and preferences as the Company’s original Series B Rights to Receive Common Stock.

As a result of the reincorporation, all the Company’s outstanding warrants were assumed by Titan and now represent warrants to acquire shares of Titan’s common stock. The reincorporation increased the authorized capital stock of the Company 425,000,000 shares, of which 400,000,000 shares are designated as common stock, par value $0.0001 per share, and 25,000,000 shares of “blank check” preferred stock, par value $0.0001 per share, of which 630,900 shares were designated “Series A Convertible Preferred Stock”. Due to the reincorporation the Company also adopted the “Titan Environmental Solutions Inc. 2023 Equity Incentive Plan”.

Authorization of Reverse Stock Split

Pursuant to the terms of the Reincorporation Agreement the Titan board of directors was authorized to effect a reverse stock split (the “Reverse Stock Split”) on the basis of one new share of Titan common stock for up to 50 shares of old Titan common stock, at the discretion of the Titan board of directors, at any time prior to the first anniversary of the effective date of the reincorporation. The Titan board of directors shall amend the articles of incorporation of Titan to reduce the number of authorized shares of common stock to a number of shares, as determined by the Titan board of directors, that is not less than 110% of the number of outstanding shares of common stock on a fully-diluted basis after giving effect to the Reverse Stock Split.

Change in Trading Symbol of Common Stock

Following the reincorporation and effective January 16, 2024, the Company’s trading name was changed from TraQiQ, Inc. to Titan Environmental Solutions Inc. Additionally, the trading symbol of its common stock changed from “TRIQ” to “TESI”.

Exchange of Prefunded Warrants (Share Rights) for Common Stock

On January 23, 2024, 100,000 of the Company’s Series A Rights were exercised. As a result, the Company issued 100,000 shares of common stock.

Between January 17, 2024 and January 29, 2024, 10,152,269 of the Company’s Series B Rights were exercised. As a result, the Company issued 10,152,269 shares of common stock.

Issuance of Related Party Convertible Note Payable

On February 28, 2024, the Company issued a convertible note payable to a Director. The note has a maturity date of August 31, 2025, an annual interest rate of 11%, and a principal balance of $62,500. The note also was issued with an original issue discount of $12,500. The note contains a “mandatory conversion” feature requiring that in the event the Company completes a change in control transaction and in connection to that transaction, the holder of another note held by the Company converts their note into equity securities of the Company, the note with the mandatory conversion feature shall automatically convert into the same equity securities. The note also contains a “rollover rights” conversion feature that enables the holder to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

Issuance of Related Party Note Payable

On February 23, 2024, the Company issued a note payable to Glen Miller, the Company’s Chief Executive Officer. The note has a principal amount of $55,000 and an original issue discount of $5,000. The note is non-interest bearing and matures on June 30, 2024. The note also has a provision requiring a late fee of 10% of the note’s principal in the event the Company defaults on repayment by more than thirty (30) days.

On February 23, 2024, the Company issued a note payable to a related party. The note has a principal amount of $55,000 and an original issue discount of $5,000. The note is non-interest bearing and matures on June 30, 2024. The note also has a provision requiring a late fee of 10% of the note’s principal in the event the Company defaults on repayment by more than thirty (30) days.

Issuance of Convertible Note Payables

On February 28, 2024, the Company issued a convertible note payable (the “February 2024 Note). The February 2024 Note has a maturity date of August 31, 2025, an annual interest rate of 11%, and a principal balance of $62,500. The note also was issued with an original issue discount of $12,500.

On March 7, 2024, the Company issued a convertible note payable (the “March 2024 Note”). The note has a maturity date of August 31, 2025, an annual interest rate of 11%, and a principal balance of $125,000. The note also was issued with an original issue discount of $25,000.

The February 2024 Note and the March 2024 Note both contain a “mandatory conversion” feature requiring that in the event the Company completes a change in control transaction and in connection to that transaction, the holder of another note held by the Company converts their note into equity securities of the Company, the note with the mandatory conversion feature shall automatically convert into the same equity securities. The February 2024 Note and March 2024 Note both also contain a “rollover rights” conversion feature that enables the holder to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

Designation of Series A and Series B Preferred Stock

As of January 4, 2024, the Company’s board of directors designated a series of Preferred Stock consisting of 630,900 shares that were designated Series A Convertible Preferred Stock (“Series A Preferred Stock”). The rights related to the Series A Preferred Stock are virtually identical to the rights related to the Company’s common stock, except that each share of Series A Preferred Stock is convertible into 100 shares of Common Stock and the shares of Series A Preferred Stock vote together with the Common Stock on all matters submitted for a vote to our common stockholders on an as-converted basis.

As of April 3, 2024, the Company’s board of directors designated a series of Preferred Stock consisting of 1,360,000 shares that were designated Series B Convertible Preferred Stock (“Series B Preferred Stock”).

The Series B Preferred Stock ranks senior to the Series A Preferred Stock with respect to dividend rights and rights on the distribution of assets upon liquidation, dissolution and winding up. Holders of Series B Preferred Stock are entitled to receive dividends accruing on a daily basis in arrears at the rate of 10% per annum, or after the occurrence and during the continuance of a Triggering Event (as defined in the Certificate of Designations, as amended (the “Amended Certificate of Designation”)), 15% per annum, based on a 360 day year and the stated value of the Series B Preferred Stock of $10.00 per share (the “Stated Value”). The Company may, at its option, upon not less than ten (10) days nor more than sixty (60) days’ written notice, redeem the then issued and outstanding shares of Series B Preferred Stock, in whole or in part, at any time or from time to time, for cash at a redemption price of 130% of the Stated Value per share of Series B Preferred Stock, plus any accumulated and unpaid dividends thereon to, but not including, the date fixed for redemption. Upon the occurrence of a Mandatory Redemption Event (as defined in the Amended Certificate of Designation), the Company will be required to redeem all of the then issued and outstanding shares of Series B Preferred Stock. The holders of the Series B Preferred Stock may elect to convert the Series B Preferred Stock into shares of Common Stock, at the applicable conversion rate (subject to certain adjustments), at any time, which right is subject to the Beneficial Ownership Limitation (as defined in the Amended Certificate of Designation). Subject to certain terms, the Company has the right to require that each holder of Series B Preferred Stock mandatorily convert all or any portion of their Series B Preferred Stock. A holder of outstanding shares of Series B Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series B Preferred Stock held by such the Holder are convertible on any matter presented to the Company’s stockholders, except as required by law or as specifically set forth in the Amended Certificate of Designation. In the event of a liquidation, dissolution or winding up of the Company, each holder of Series B Preferred Stock is entitled to receive out of the Company’s assets before any payment or distribution shall be made to the holders of any Junior Securities (as defined in the Amended Certificate of Designation), the greater of (i) an amount per share equal to the sum of (x) the Stated Value and (y) any unpaid dividends, and (ii) the same amount that a holder of Common Stock would receive on an as-converted basis.

Warrants and Securities Purchase Agreement

On January 5, 2024, the Company received $650,000 from three investors in exchange for preferred stock and warrants. The first investor received 916,667 warrants, the second investor received 666,667 warrants, and the third investor received 1,166,667 warrants. Each warrant has an exercise price of $0.06 per share and requires the Company to keep in reserve for issuance a number of common stock shares equal to 125% of the shares necessary to be issued in the event that the warrant is exercised. Each warrant also expires five years following the issuance date. The Company issued the warrants to their respective investors on January 5, 2024, but as of filing, the preferred stock remained unissued.

On April 5, 2024, the Company and an investor conducted a first closing under a Securities Purchase Agreement (the “SPA”). Under the terms of the SPA the investor is to receive 50,000 shares of the Company’s Series B Preferred Stock and 5,000,000 warrants in exchange for consideration of $500,000. Each warrant has an exercise price of $0.06 per share and requires the Company to keep in reserve for issuance a number of common stock shares equal to 125% of the shares necessary to be issued in the event that the warrant is exercised. Each warrant also expires five years following the issuance date.

Forbearance of Michaelson Note

In April 2024, the Company and Michaelson agreed to extend the term of the Michaelson Note until June 30, 2024, and forbear all other terms until May 1, 2024. In exchange for such extension and forbearance, the Company agreed to: 1) pay $600,000 to Michaelson upon the closing of the acquisition of Standard Waste Services, LLC -- $500,000 will be repayment of principal and $100,000 will be a fee for the forbearance (payable $50,000 in cash and $50,000 in Series B Preferred Stock), 2) any new debt incurred by the Company shall be subordinated to the Michaelson Note, and 3) Michaelson is to receive 25% of the net proceeds on any capital raised greater than $6.0 million (Note 9 – Notes Payable).

Report of Independent Registered Public Accounting Firm

To the Members of Standard Waste Services, LLC (A Limited Liability Company):

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Standard Waste Services, LLC (A Limited Liability Company) (the Company) as of December 31, 2023 and 2022, the related statements of income, changes in members’ equity, and cash flows for the years then ended, and the related notes to the financial statements (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022 and the results of their operations and their cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

Emphasis of Matter - Leases

As discussed in Note 1 to the financial statements, as of January 1, 2022, the Company adopted the new accounting guidance ASC Topic 842, Leases. Our opinion is not modified with respect to this matter.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate. We did not identify any critical audit matters during the current period audit.

/s/ Freed Maxick CPAs, P.C.

We have served as the Company’s auditor since 2023.

Buffalo, New York

April 8, 2024

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

BALANCE SHEETS

	December 31,
	2023	2022

ASSETS
Current Assets

Cash and equivalents	$52,045	$137,389
Accounts receivable	1,236,867	1,001,761
Employee loans	3,300	-
Deposits on asset purchases	-	22,000

Total current assets	1,292,212	1,161,150

Property and Equipment, Net	5,534,186	5,310,144

Other Assets

Security deposits	12,900	12,900
Goodwill	412,800	412,800
Operating lease right-of-use asset, net	336,191	415,725

Total other assets	761,891	841,425

Total assets	$7,588,289	$7,312,719

LIABILITIES AND MEMBERS’ EQUITY

Current Liabilities

Accounts payable	$890,185	$721,904
Accrued expenses	39,031	33,440
Current portion of operating lease liability	90,992	86,134
Current portion of finance lease liability	27,802	24,654
Current portion of notes payable	982,060	919,337

Total current liabilities	2,030,070	1,785,469

Noncurrent Liabilities

Operating lease liability, net of current portion	259,533	350,525
Finance lease liability, net of current portion	82,744	110,546
Notes payable	2,720,523	2,818,649

Total noncurrent liabilities	3,062,800	3,279,720

Total liabilities	5,092,870	5,065,189

Members’ Equity	2,495,419	2,247,530

Total liabilities and members’ equity	$7,588,289	$7,312,719

See accompanying notes to financial statements

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

STATEMENTS OF INCOME AND CHANGES IN MEMBERS’ EQUITY

	For The Year Ended
	December 31,
	2023	2022

Revenues	$9,643,074	$8,454,605

Cost of Revenues	6,552,612	5,892,910

Gross Profit	3,090,462	2,561,695

General and Administrative Expenses	2,093,841	1,743,711

Income From Operations	996,621	817,984

Other Income (Expense)

Interest income	28	83
Gain on sale of property and equipment	-	83,144
Interest expense	(266,632)	(254,529)

Net Other Expense	(266,604)	(171,302)

Income Before Income Taxes	730,017	646,682

State Income Taxes	-	500

Net Income	730,017	646,182

Members’ Equity - Beginning	2,247,530	1,859,032

Member distributions	(482,128)	(257,684)

Members’ Equity - Ending	$2,495,419	$2,247,530

See accompanying notes to financial statements

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

STATEMENTS OF CASH FLOWS

	For The Year Ended
	December 31,
	2023	2022
Cash Flows From Operating Activities
Net income	$730,017	$646,182
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Depreciation	766,706	648,787
Gain on sale of property and equipment	-	(83,144)
(Increase) decrease in operating assets:
Accounts receivable	(235,106)	(115,245)
Employee loans	(3,300)	500
Deposits on asset purchases	22,000	(22,000)
Security deposits	-	(12,900)
Operating lease right-of-use asset	79,534	35,723
Increase (decrease) in operating liabilities:
Accounts payable	168,281	272,469
Accrued expenses	5,591	4,375
Operating lease liability	(86,134)	(14,789)

Net Cash Provided by Operating Activities	1,447,589	1,359,958

Cash Flows From Investing Activities
Purchases of property and equipment	(67,699)	(297,416)
Proceeds from the sale of property and equipment	-	150,000

Net Cash Used in Investing Activities	(67,699)	(147,416)

Cash Flows From Financing Activities
Principal payments on finance lease liability	(24,654)	(18,575)
Principal payments on notes payable	(958,452)	(818,967)
Member distributions	(482,128)	(257,684)

Net Cash Used in Financing Activities	(1,465,234)	(1,095,226)

Net (Decrease) Increase in Cash and Cash Equivalents	(85,344)	117,316

Cash and Cash Equivalents - Beginning	137,389	20,073

Cash and Cash Equivalents - Ending	$52,045	$137,389

Supplementary Cash Flow Information:
Cash paid for interest	$266,632	$254,529
Cash paid for state income taxes	$-	$500
Establishment of right of use asset	$-	$451,448
Establishment of lease liability	$-	$451,448
Non-cash financing of property and equipment acquisitions	$923,049	$1,704,496

See accompanying notes to financial statements

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies of Standard Waste Services, LLC (a Michigan Limited Liability Company) is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity. The accounting policies conform to accounting principles generally accepted in the United States of America and have been consistently applied in the preparation of the financial statements.

Nature of Operations

Standard Waste Services, LLC (the “Company”) is located in Detroit, Michigan. The Company provides waste management services primarily to commercial and industrial customers. The Company’s customers are primarily located in Southeast Michigan.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates that affect certain reported amounts and disclosures. These estimates are based on management’s knowledge and experience. Accordingly, actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and cash equivalents are defined as cash on hand and demand deposits in banks plus short-term investments that are readily convertible to cash as well as investments with original maturities of three months or less.

Account Receivable

Accounts receivable are recorded when billed or accrued and represent claims against third parties that will be settled in cash. The carrying value of the Company’s receivables, net of allowance for credit losses, represents their estimated net realizable value.

The allowance for credit losses is based on management’s assessment of collectability of assets pooled together with similar risk characteristics. The Company estimates its allowance for credit losses based on historical collection trends, the age of outstanding receivables, geographical location of the customer, existing economic conditions and reasonable forecasts. If events or changes in circumstances indicate that specific receivable balances may be impaired, further consideration is given to the collectability of those balances and the allowance is adjusted accordingly. Past-due receivable balances are written off when the Company’s internal collection efforts have been unsuccessful in collecting the amount due. For the years ended December 31, 2023 and 2022, the Company had no allowance for credit losses established as management’s assessment of collectability of its accounts receivables did not identify any receivables as uncollectable.

The carrying value of accounts receivable for the years ended December 31, 2023, 2022, and 2021 were $1,236,867, $1,001,761, and $886,516, respectively.

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Property and Equipment

Property and equipment are carried at cost. Maintenance, repairs and renewals which neither materially add to the value of the property nor appreciably prolong its life are charged to expense as incurred. Depreciation of equipment is provided on the straight-line method at the following rates:

Software	3 years
Computer and office equipment	10 years
Furniture and fixtures	10 years
Trucks and tractors	7 years
Equipment	7 - 15 years
Leasehold improvements	15 years

Management regularly reviews property and equipment for possible impairment. The review occurs annually or more frequently if events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Based on management’s assessment, there were no indicators of impairment of the Company’s property and equipment as of December 31, 2023 and 2022.

Goodwill

Goodwill is carried at the amount paid for a company’s assets in excess of the sum of their fair values. The Company periodically tests these assets for impairment on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of the assets below their carrying amounts.

The Company may elect to perform a qualitative assessment that considers economic, industry, and Company-specific factors for all or selected assets of which goodwill has been assigned at purchase. If, after completing the assessment, it is determined that it is more likely than not that the fair value of the assessed asset(s) is less than its carrying value, the Company proceeds to a quantitative test. The Company may also elect to perform a quantitative test for any or all of its assets with goodwill assigned at purchase.

Quantitative testing requires a comparison of the fair value of each asset with assigned goodwill to its carrying value. The Company uses the discounted cash flow method to estimate the fair value of the asset(s) with assigned goodwill. The discounted cash flow method incorporates various assumptions, the most significant being projected sales growth rates, operating margins and cash flows, the terminal growth rate, and the weighted average cost of capital. If the carrying value of the assets(s) with assigned goodwill exceeds its fair value, the shortfall up to the carrying value of the goodwill represents the amount of goodwill impairment.

During the years ended December 31, 2023 and 2022, the Company did not record any impairment and there were no changes in the carrying value of goodwill, respectively.

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Right of Use Assets and Lease Liabilities

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes existing guidance for accounting for leases under Topic 840, Leases. The FASB also subsequently issued several ASUs, which amend and clarify Topic 842. The most significant change in the new leasing guidance is the requirement to recognize right-of-use (ROU) assets and lease liabilities for operating leases on the balance sheet. Similar to the previous lease guidance, the update retains a distinction between finance leases (similar to capital leases in Topic 840, Leases) and operating leases, with classification affecting pattern of expense recognition in the income statement. The Company adopted this ASU effective January 1, 2022 and utilized all of the available practical expedients.

The determination of whether an arrangement is a lease is made at the lease’s inception. Under ASC 842, a contract is (or contains) a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is defined under the standard as having both the right to obtain substantially all of the economic benefits from use of the asset and the right to direct the use of the asset. Management only reassesses its determination if the terms and conditions of the contract are changed.

ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments. Operating lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The Company uses the implicit rate when it is readily determinable. Since the Company’s leases do not provide an implicit rate, to determine the present value of lease payments, management uses the Company’s incremental borrowing rate based on the information available at lease commencement. Operating lease ROU assets also include any lease payments made and excludes any lease incentives. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise the option.

The Company has elected to apply the short-term lease exception to all leases with a term of one year or less. Several of the Company’s leases as of December 31, 2023 and 2022 are for periods of less than 12 months, or on a month-to-month basis; therefore, lease assets and liabilities described above are not recorded on the balance sheet.

The Company has made an accounting policy election to account for lease and non-lease components in its contracts as a single lease component for its operating and finance leases.

Revenue and Cost Recognition

The Company recognizes revenue when performance obligations are satisfied in accordance with ASC 606, Revenue from Contracts with Customers. The Company’s performance obligations are satisfied at the point in time once waste is disposed of at a landfill or transfer station. The Company then invoices its customers based upon pre-negotiated rates and billed to the customer once the performance obligations have been met. Invoices for services are normally due upon receipt. There are no significant financing agreements customers in relation to revenues generated and collected.

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Revenue and Cost Recognition – Continued

The Company’s single-day contracts are invoiced by the Company at the time of the order and payment is required prior to delivery of the equipment used for hauling the waste. Based on the type of waste the customer needs disposed or hauled from the location, contract prices are negotiated in advance. If the customer requires more time than the agreed-upon contract stipulates, the Company invoices the customer on a daily basis until the customer no longer requires waste hauling by the Company.

The Company also provides waste hauling services to commercial customers which normally includes hauling away the waste and leaving equipment at the location for further use and future hauling and disposal. Invoices for these contracts are billed upon pickup and disposal of the waste at a landfill or transfer station. Invoice normally include disposal fees based on weight, type of waste to be disposed of, and fuel surcharges.

Cost of revenues earned includes direct contract costs, such as disposal fees, driver wages and related employer taxes, truck and equipment depreciation and maintenance expenses, and other costs such as customer property damages due to driver error.

Income Taxes

The Company is not a taxpaying entity for federal income tax purposes, and thus no federal income tax expense has been recorded in these financial statements. Income from the Company is taxed to the Members in their respective tax returns. The Company accounts for tax positions in accordance with the Recognition and Initial Measurement Sections of the Income Taxes Topic of Financial Accounting Standards Board (FASB) Accounting Standards Codification.

With few exceptions, the Company is subject to U.S. federal and state income tax examinations by tax authorities for the prior three years. Management has reviewed the LLC’s tax positions and determined there were no uncertain tax positions as of December 31, 2023 and 2022.

Advertising

Advertising costs are expensed as they are incurred. Advertising costs included in general and administrative expenses for the years ended December 31, 2023 and 2022 were $6,129 and $9,188, respectively.

Recently Adopted Accounting Standards

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, “Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments.” This amendment replaces the incurred methodology in current generally accepted accounting principles with a methodology that reflects expected credit losses on instruments within its scope, including trade receivables.

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Recently Adopted Accounting Standards – Continued

This update is intended to provide financial statement users with more decision useful information about the expected credit losses. The Company adopted the standard effective January 1, 2023. The impact of the adoption was not considered material to the financial statements and primarily resulted in new and enhanced disclosures only.

On January 1, 2022, the Company adopted new guidance under Accounting Standards Codification (ASC) Topic 842, Leases. Under the new guidance, the Company recognizes right of use assets and lease liabilities for leases with terms greater than 12 months. Leases are now classified as either financial or operating leases, which dictates whether the expense is recognized based on effective interest method or on a straight-line basis over the term of the lease. The Company adopted Topic 842 using the modified retrospective method. Accordingly, the new guidance was applied retrospectively to leases that existed as of January 1, 2022 (the date of initial application). The adoption did not have a significant impact on the Company’s equity, results of operations or cash flows.

The Company elected the following practical expedients and accounting policy elections:

1.	Expired or existing contracts were not assessed to determine whether they are or contain leases upon adoption.

2.	Previous classification of existing leases (operating or finance) was retained as of the date of adoption.

3.	Initial direct costs were not reassessed upon adoption.

4.	Hindsight is used in determining the lease term and in evaluating impairment of right of use assets.

NOTE 2 – CONCENTRATION OF CREDIT RISK

The Company maintains cash and cash equivalents balances at a financial institution located in Michigan. Accounts at this institution were insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. The Company’s cash balances at December 31, 2023 and 2022 were fully insured.

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2023 and 2022 consisted of the following:

	2023	2022

Software	$3,743	$3,743
Computer and office equipment	23,142	23,142
Furniture and fixtures	9,257	9,257
Trucks and tractors	4,131,319	3,598,702
Equipment	3,685,749	3,230,617
Leasehold improvements	126,555	123,555

Total undepreciated cost	7,979,765	6,989,016

Less: Accumulated depreciation	2,445,579	1,678,872

Property and equipment, net	$5,534,186	$5,310,144

Depreciation expense included in cost of revenues related to trucks and tractors and equipment for the years ended December 31, 2023 and 2022 amounted to $755,770 and $645,587, respectively. Depreciation expense included in general and administrative expenses for the years ended December 31, 2023 and 2022 amounted to $10,936 and $3,200, respectively.

NOTE 4 – LEASES

During March 2022, the Company entered into a lease agreement for its Detroit operations which commenced in August 2022 through July 2027. There is an exclusive right to purchase the premises through the original term of the lease at a fair value to be mutually agreed upon. The Company is not reasonably certain it will exercise the option and therefore, the lease is classified as an operating lease. Monthly payments required under this lease are approximately $9,000. The Company discounted the lease liability utilizing the incremental borrowing rate at lease commencement which was 5.50%. Total lease expense under this lease for the years ended December 31, 2023 and 2022 was $104,000 and $43,333, respectively. The remaining term under this lease at December 31, 2023 is 3.6 years.

Also, the Company leases a truck used for is operations under a five-year lease which commenced during May 2022 ending during May 2027, classified as a finance lease. The lease calls for monthly payments of $3,304 bearing interest at 12.08% per annum. The lease includes a purchase option upon maturity of which the Company intends to exercise. The remaining term under this lease at December 31, 2023 is 3.3 years.

The Company also leases land for equipment storage on a month-to-month basis. These monthly leases are expensed to lease expense as incurred.

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

NOTE 4 – LEASES – Continued

The following table summarizes right of use assets at December 31, 2023 and 2022:

	2023	2022	Location Recorded on Balance Sheet

Assets
Operating lease	$336,191	$415,725	Right-of-use asset
Finance lease	117,162	139,130	Property and equipment, net

Total leased assets	$453,353	$554,855

The following table summarizes the maturities of the Company’s lease liabilities presented on the balance sheets as of December 31, 2023:

Year	Operating Lease	Finance Lease

2024	$108,000	$39,650
2025	108,000	39,650
2026	108,000	39,650
2027	63,000	16,521

Total lease payments	387,000	135,471
Less interest	36,475	24,925

Total lease obligations	350,525	110,546

Less current portion	90,992	27,802

Long-term lease liabilities	$259,533	$82,744

The following summarizes the composition of net lease cost during the years ended December 31, 2023 and 2022:

	2023	2022

Short-term lease costs	$28,431	$141,163
Operating lease costs	104,000	43,333
Finance lease costs
Amortization of right-to-use asset	21,968	9,077
Interest on lease liabilities	14,997	10,040

Total lease costs	$169,396	$203,613

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

NOTE 5 – NOTES PAYABLE

Notes payable at December 31, 2023 and 2022 can be summarized as follows:

	Years Ended
	December 31,
	2023	2022

Note payable to third-party individual, secured by underlying assets, due in equal monthly payments of $6,500, beginning November 2017 and due December 2027 in full, plus interest of 5.00% per annum.	$525,381	$579,822

Note payable to bank, secured by underlying asset, beginning August 2018, due in equal monthly payments of $3,094 plus interest of 10.19% per annum. Paid in full during 2023.	-	32,366

Note payable to bank, secured by underlying asset, due in equal monthly payments of $2,576, beginning January 2019 and due December 2023 in full, plus interest of 12.07% per annum.	7,574	35,692

Note payable to bank, secured by underlying assets, due in equal monthly payments of $2,315, beginning March 2019 and due March 2024 in full, plus interest of 11.27% per annum.	15,616	40,121

Note payable to bank, secured by underlying assets, due in equal monthly payments of $2,663, beginning May 2019 and due March 2024 in full, plus interest of 11.89% per annum.	15,437	43,700

Note payable to bank, secured by underlying assets, due in equal monthly payments of $1,503, beginning May 2019 and due April 2024 in full, plus interest of 10.59% per annum.	14,324	29,591

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,510, beginning June 2019 and due May 2024 in full, plus interest of 11.08% per annum.	30,176	66,719

Note payable to bank, secured by underlying asset, due in equal monthly payments of $2,639, beginning August 2019 and due July 2024 in full, plus interest of 12.56% per annum.	17,727	45,264

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,384, beginning February 2020 and due February 2025 in full, plus interest of 7.61% per annum.	45,204	80,891

Note payable to bank, secured by underlying assets, due in equal monthly payments of $1,619, beginning March 2020 and due March 2024 in full, plus interest of 8.73% per annum.	11,013	28,638

Subtotal	$682,452	$982,804

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

NOTE 5 – NOTES PAYABLE – Continued

	2023	2022

Subtotal from previous page	$682,452	$982,804

Note payable to bank, secured by underlying assets, due in equal monthly payments of $1,902, beginning June 2020 and due June 2026 in full, plus interest of 5.50% per annum.	53,195	72,512

Note payable to bank, secured by underlying asset, due in equal monthly payments of $2,016, beginning July 2020 and due July 2025 in full, plus interest of 12.51% per annum.	34,584	53,165

Note payable to bank, secured by underlying asset, due in equal monthly payments of $2,239, beginning July 2020 and due July 2025 in full, plus interest of 12.41% per annum.	38,451	59,136

Note payable to bank, secured by underlying assets, due in equal monthly payments of $979, beginning August 2020 and due August 2026 in full, plus interest of 5.50% per annum.	29,069	38,919

Note payable to bank, secured by underlying assets, due in equal monthly payments of $2,079, beginning November 2020 and due October 2025 in full, plus interest of 9.40% per annum.	40,113	60,250

Note payable to bank, secured by underlying assets, due in equal monthly payments of $1,940, beginning November 2020 and due October 2025 in full, plus interest of 9.42% per annum.	31,407	46,393

Note payable to bank, secured by underlying asset, due in equal monthly payments of $2,829, beginning December 2020 and due December 2025 in full, plus interest of 6.25% per annum.	63,666	92,643

Note payable to bank, secured by underlying assets, due in equal monthly payments of $3,162, beginning December 2020 and due September 2025 in full, plus interest of 8.88% per annum.	49,428	74,422

Note payable to bank, secured by underlying assets, due in equal monthly payments of $2,033, beginning March 2021 and due March 2026 in full, plus interest of 5.99% per annum.	51,222	71,868

Note payable to bank, secured by underlying asset, due in equal monthly payments of $2,855, beginning May 2021 and due May 2026 in full, plus interest of 6.95% per annum.	75,603	103,541

Subtotal	$1,149,190	$1,655,653

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

NOTE 5 – NOTES PAYABLE – Continued

	2023	2022

Subtotal from previous page	$1,149,190	$1,655,653

Note payable to bank, secured by underlying asset, due in equal monthly payments of $2,967, beginning August 2021 and due August 2028 in full, plus interest of 6.10% per annum.	144,271	170,208

Note payable to bank, secured by underlying asset, due in equal monthly payments of $2,275, beginning August 2021 and due August 2026 in full, plus interest of 6.92% per annum.	66,289	88,167

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,176, beginning September 2021 and due September 2026 in full, plus interest of 6.72% per annum.	95,440	126,010

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,225, beginning November 2021 and due November 2026 in full, plus interest of 6.73% per annum.	102,226	132,915

Note payable to bank, secured by underlying assets, due in equal monthly payments of $3,586, beginning December 2021 and due December 2026 in full, plus interest of 5.99% per annum.	117,906	152,740

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,134, beginning February 2022 and due February 2026 in full, plus interest of 7.50% per annum.	74,982	105,700

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,000, beginning March 2022 and due February 2029 in full, plus interest of 4.99% per annum.	165,428	192,213

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,063, beginning April 2022 and due April 2029 in full, plus interest of 5.64% per annum.	171,205	197,493

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,381, beginning July 2022 and due July 2029 in full, plus interest of 6.29% per annum.	190,626	218,261

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,427, beginning July 2022 and due July 2026 in full, plus interest of 7.90% per annum.	95,816	127,979

Subtotal	$2,373,379	$3,167,339

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

NOTE 5 – NOTES PAYABLE – Continued

	2023	2022

Subtotal from previous page	$2,373,379	$3,167,339

Note payable to bank, secured by underlying assets, due in equal monthly payments of $3,674, beginning July 2022 and due August 2027 in full, plus interest of 4.91% per annum.	141,455	180,477

Note payable to bank, secured by underlying assets, due in equal monthly payments of $3,674, beginning July 2022 and due August 2027 in full, plus interest of 4.91% per annum.	141,455	180,477

Note payable to bank, secured by underlying asset, due in equal monthly payments of $3,071, beginning July 2022 and due August 2027 in full, plus interest of 9.26% per annum.	114,199	139,200

Note payable to bank, secured by underlying assets, due in equal monthly payments of $1,446, beginning November 2022 and due November 2027 in full, plus interest of 8.50% per annum.	58,676	70,493

Note payable to bank, secured by underlying assets, due in equal monthly payments of $1,850, beginning March 2023 and due January 2029 in full, plus interest of 6.76% per annum.	96,587	-

Note payable to bank, secured by underlying assets, due in equal monthly payments of $5,590, beginning March 2023 and due March 2028 in full, plus interest of 7.35% per annum.	244,214	-

Note payable to bank, secured by underlying asset, due in equal monthly payments of $4,213, beginning December 2023 and due December 2030 in full, plus interest of 8.47% per annum.	266,434	-

Note payable to bank, secured by underlying asset, due in equal monthly payments of $4,269, beginning December 2023 and due December 2030 in full, plus interest of 8.90% per annum.	266,184	-

Total notes payable	3,702,583	3,737,986

Less: current portion of notes payable	982,060	919,337

Notes payable - long-term portion	$2,720,523	$2,818,649

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

NOTE 5 – NOTES PAYABLE – Continued

Principal payments on notes payable for the next five years ending December 31 and thereafter as follows:

2024	$982,060
2025	849,498
2026	647,485
2027	743,898
2028	250,302
Thereafter	229,340

Total interest expense included on the statements of income and changes in members’ equity for the years ended December 31, 2023 and 2022 amounted to $251,883 and $244,620, respectively.

NOTE 6 – CONTINGENCIES

From time to time, the Company is involved in routine litigation that arises in the ordinary course of business. During 2022, the Company was party to litigation with its previous lessor over rent increases. The Company settled during November 2022 and paid $85,000 to the previous lessor. This amount is included in lease expense in general and administrative expenses on the statement of income and changes in members’ equity for the year ended December 31, 2022.

NOTE 7 – RELATED PARTY TRANSACTIONS

During the years ended December 31, 2023 and 2022, the Company conducted business with an entity owned by a family member of one of the Company’s members. The related party performs waste hauling services similar to the Company. During the year ended December 31, 2022, brokerage fees were paid to the related party for providing successful sales leads to the Company. Further, during both years ended December 31, 2023 and 2022, the Company provided services to the related party due to the related party being at full capacity and requiring additional equipment and hauling in order to service its customers of which the Company provided.

The following summarizes the Company’s related party transactions as of and for the years ended December 31, 2023 and 2022:

	2023	2022

Statements of Income:
Revenues for services provided	$169,322	$3,750
Brokerage fees paid	-	1,302

Assets:
Accounts receivable	53,177	500

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated subsequent events that occurred after the balance sheet date, up to the date that the financial statements were issued.

The Company is currently in negotiations to sell its assets and operations to a third party. As of the date of these financial statements the transaction has not completed and both parties are working on due diligence that include operational and financial information. Closing of the transaction is currently expected to occur during April 2024.

[____] Shares

Titan Environmental Solutions, Inc.

PRELIMINARY PROSPECTUS

             , 2024

Common Stock

OAK RIDGE FINANCIAL

Through and including            , 2025 (90 days after the date of this prospectus), all dealers that buy, sell or trade shares of our common stock, whether or not participating in this offering, may be required to deliver a prospectus. This delivery requirement is in addition to the obligation of dealers to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

The information in this preliminary prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 31, 2024

PRELIMINARY PROSPECTUS

[_____] Shares

Titan Environmental Solutions Inc.

Common Stock

This prospectus relates to the resale of [____] shares (after giving effect to a reverse stock split of one-for-100) of common stock, par value $0.00001 per share, purchased by the selling stockholders identified in this prospectus (the “Selling Stockholders”), including their pledgees, assignees, donees, transferees or their respective successors-in-interest, in a series of private placement transactions that closed between [____] 2024 and [____] 2024.

Our common stock is currently quoted on the OTCQB market, operated by OTC Markets Group, under the symbol “TESI.” On [   ], 2024, the last quoted price of our common stock as reported on the OTCQB was $[    ] per share (as adjusted for a reverse stock split of one-for-100). We have applied to list our common stock on the NYSE American LLC (“NYSE American”) under the symbol “TESI.” This resale offering is contingent upon approval of the NYSE American for the listing of our common stock and no shares of our common stock will be sold by the Selling Stockholders under this prospectus unless our common stock is listed for trading on the NYSE American.

Any Selling Stockholder may sell all or a portion of these shares from time to time in market transactions through any market on which the common stock is then traded, in negotiated transactions or otherwise, and at prices and on terms that will be determined by the then prevailing market price or at negotiated prices directly or through a broker or brokers, who may act as agent or as principal or by a combination of such methods of sale. The Selling Stockholders will receive all proceeds from such sales of common stock. For additional information on the methods of sale of the common stock, you should refer to the section entitled “Plan of Distribution.” We will not receive any proceeds from the sale of shares by the Selling Stockholders.

The distribution of securities offered hereby may be effected in one or more transactions that may take place in ordinary brokers’ transactions, privately negotiated transactions or through sales to one or more dealers for resale of such securities as principals. Usual and customary or specifically negotiated brokerage fees or commissions may be paid by the Selling Stockholders.

Investing in our common stock involves a high degree of risk, including the risk of losing your entire investment. See “Risk Factors” beginning on page 11 of the primary offering prospectus contained in the registration statement of which this prospectus forms a part, to read about factors you should consider before investing in our common stock.

Neither the SEC nor any state securities commission nor any other regulatory body has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The date of this prospectus is [    ], 2025

TABLE OF CONTENTS

Page
The Offering	Alt-1
Use of Proceeds	Alt-2
Selling Stockholders	Alt-3
Plan of Distribution	Alt-6
Legal Matters	Alt-8

THE OFFERING

Common stock offered by Selling Stockholders	[____] shares of common stock.

Shares of common stock outstanding after this offering	[____] shares of common stock, after giving effect to the consummation of our public offering of common stock but assuming no exercise of the underwriters’ overallotment option in such offering.

Concurrent offering	Concurrently with this offering, we are registering [____] shares of common stock (plus [____] additional shares of common stock for the underwriters’ over-allotment option) for sale in a public offering of common stock. Sales by stockholders who purchase shares of common stock in our concurrent public offering may reduce the price of and demand for our common stock and, as a result, the liquidity of your investment.

Use of proceeds	We will not receive any proceeds from the sale of common stock held by the Selling Stockholders being registered in this prospectus.

Risk Factors	An investment in our common stock involves a high degree of risk and could result in a loss of your entire investment. Further, the issuance to, or sale by, the Selling Stockholders of a significant amount of shares being registered in the registration statement, of which this prospectus forms a part, at any given time could cause the market price of our common stock to decline and to be highly volatile, and we do not have the right to control the timing and amount of any sales by the Selling Stockholders of such shares. Prior to making an investment decision, you should carefully consider all of the information in this Prospectus and, in particular, you should evaluate the risk factors set forth under the caption “Risk Factors” beginning on page 11.

Proposed NYSE American trading symbol	We have applied to list our common stock on the NYSE American LLC (“NYSE American”) under the symbol “TESI.” We believe that upon the completion of our concurrent public offering of common stock, we will meet the standards for listing on the NYSE American. The closing of our concurrent public offering of common stock is contingent upon the successful listing of our common stock on the NYSE American. This resale offering will not proceed unless our concurrent public offering of common stock is closed.

The number of shares of our common stock to be outstanding after this offering is based on 277,864 shares of common stock outstanding as of September 30, 2024, gives effect to (i) the issuance of [____] shares of common stock in our concurrent public offering of common stock, (ii) the issuance of 4,256 shares of common stock upon the exchange of outstanding Rights subsequent to September 30, 2024, (iii) the issuance of 1,863,867 shares of common stock upon the conversion of our outstanding Series A convertible preferred stock concurrently with the closing of our concurrent public offering, (iv) the issuance of 1,192,448 shares of common stock upon the conversion of our outstanding Series B convertible preferred stock concurrently with the closing of our concurrent public offering, which issuance includes for purposes of calculating accrued dividends on such shares to be converted, accrued dividends through September 30, 2024 but does not include shares to be issued in respect of accrued dividends from October 1, 2024 through the date of conversion and (v) the issuance of 561,173 shares of common stock upon the conversion of our outstanding convertible promissory notes concurrently with the closing of concurrent public offering, which issuance includes for purposes of calculating accrued interest on such notes to be converted, accrued interest through September 30, 2024 but does not include shares to be issued in respect of accrued interest from October 1, 2024 through the date of conversion, and excludes:

●	1,938,551 shares of our common stock issuable upon the exchange of our outstanding Rights for no additional consideration;

●	659,704 shares of our common stock issuable upon the exercise of outstanding warrants with exercise prices ranging from $6.00 to $1,600 and having a weighted average exercise price of $6.17 per share;

●	[_____] shares of our common stock that may be issued upon exercise of the Underwriters’ Warrants at an exercise price of $[__], which represents 8% of the shares of common stock being offered in our concurrent public offering and 120% of an assumed public offering price of $[__], which is the midpoint of the public offering price range reflected on the cover of the prospectus for our concurrent public offering; and

●	325,000 shares of our common stock reserved for future issuance under our 2023 Equity Incentive Plan.

Unless otherwise noted and other than in our financial statements and the notes thereto included herein, the share and per share information in this prospectus has been adjusted to reflect a proposed reverse stock split of the outstanding common stock at an assumed one-for-100 ratio to occur prior to the date of this prospectus.

USE OF PROCEEDS

The Selling Stockholders will receive all of the proceeds of the sale of shares of common stock offered from time to time pursuant to this prospectus. Accordingly, we will not receive any proceeds from the sale of shares of common stock that may be sold from time to time pursuant to this prospectus.

We will bear the out-of-pocket costs, expenses and fees incurred in connection with the registration of the shares of common stock registered hereby, which may be resold by the Selling Stockholders pursuant to this prospectus. Other than registration expenses, such as SEC fees and legal and accounting expenses, which we will bear, the Selling Stockholders will bear any underwriting discounts, commissions, placement agent fees or other similar expenses payable with respect to sales by them of the shares of common stock offered hereby.

SELLING STOCKHOLDERS

This prospectus relates to the sale or other disposition of up to [__] shares of our common stock by the Selling Stockholders and their donees, pledgees, transferees or other successors-in-interest selling shares of common stock or interests in shares of common stock received after the date of this prospectus from a Selling Stockholder as a gift, pledge, partnership distribution or other transfer.

All of the outstanding shares of common stock that may be sold hereunder are issuable upon conversion of securities issued in connection with the following transactions:

●	Series B Preferred Stock. Between April 5, 2024 and May 30, 2024, we sold an aggregate of 422,200 shares of our Series B Preferred Stock and five-year warrants to purchase an aggregate of 422,200 shares of our common stock for an aggregate purchase price of $4,220,000. In addition, on April 12, 2024, we issued 5,000 shares of Series B Preferred Stock to extend the term of the Michaelson Note until June 30, 2024. On June 25, 2024, we issued 100,592 shares of Series B Preferred Stock to investors in exchange for equity interests for proceeds received in prior periods. The Series B Preferred Stock ranks senior to our Series A Preferred Stock with respect to dividend rights and rights on the distribution of assets upon liquidation, dissolution and winding up. Holders of Series B Preferred Stock are entitled to receive dividends accruing on a daily basis in arrears at the rate of 10% per annum, or after the occurrence and during the continuance of a Triggering Event (as defined in the Certificate of Designations, as amended (the “Amended Certificate of Designation”)), 15% per annum, based on a 360 day year and the stated value of the Series B Preferred Stock of $10.00 per share (the “Stated Value”). We may, at our option, upon not less than ten (10) days nor more than sixty (60) days’ written notice, redeem the then issued and outstanding shares of Series B Preferred Stock, in whole or in part, at any time or from time to time, for cash at a redemption price of 130% of the Stated Value per share of Series B Preferred Stock, plus any accumulated and unpaid dividends thereon to, but not including, the date fixed for redemption. Upon the occurrence of a Mandatory Redemption Event (as defined in the Amended Certificate of Designation), we will be required to redeem all of the then issued and outstanding shares of Series B Preferred Stock in cash in an amount equal to 130% of the Stated Value, plus accrued and unpaid dividends. The holders of the Series B Preferred Stock may elect to convert the Series B Preferred Stock into shares of common stock, at the applicable conversion rate (subject to certain adjustments), at any time, which right is subject to a 4.99% beneficial ownership limitation. A holder of outstanding shares of Series B Preferred Stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series B Preferred Stock held by such the holder are convertible on any matter presented to our stockholders, except as required by law or as specifically set forth in our Articles of Incorporation. Our outstanding shares of Series B Preferred Stock and all accrued and unpaid dividends thereon will be converted to common stock concurrently with the closing of our concurrent offering of common stock.

●	Convertible Debentures and Warrants. Between October 15, 2024 and December 26, 2024, we sold to an accredited investor, convertible promissory notes in the aggregate principal amount of $2,030,560 and warrants to purchase an aggregate of 312,394 shares of our common stock for an aggregate purchase price of $1,813,000. The promissory notes were issued with an original issue discount of 12%, bear interest at the rate of 15% per annum and are convertible into shares of our common stock at the conversion price of $6.50 per share. One-third of the principal amount of the promissory notes, and all accrued interest thereon, is payable on the closing of this offering and the balance of such notes mature on the 13-month anniversary of their respective dates of issuance. The warrants have an exercise price of $6.50 per share and have a term of five years.

The table below sets forth information, to our knowledge based on information provided by the Selling Stockholders in registration statement questionnaires, regarding the Selling Stockholders and other information regarding the beneficial ownership (as determined under Section 13(d) of the Exchange Act and the rules and regulations thereunder) of the shares of common stock held by the Selling Stockholders. The second column lists the number of shares of common stock beneficially owned by the Selling Stockholders as of December 15, 2024. The third column lists the maximum number of shares of common stock that may be sold or otherwise disposed of by the Selling Stockholders pursuant to the registration statement of which this prospectus forms a part. The fourth and fifth columns list the number and percentage of shares of common stock beneficially owned by the Selling Stockholders assuming the sale by the Selling Stockholders of shares of common stock covered by this prospectus. The Selling Stockholders may sell or otherwise dispose of some, all or none of their shares of common stock. Pursuant to Rules 13d-3 and 13d-5 of the Exchange Act, beneficial ownership includes any shares of our common stock as to which a stockholder has sole or shared voting power or investment power, and also any shares of our common stock which the stockholder has the right to acquire within 60 days of December 15, 2024.

Other than in connection with the transactions listed above, none of the Selling Stockholders has had any material relationship with us within the past three years, except as follows: (i) Frank Celli is a member of our Board of Directors; (ii) Glen Miller is our current CEO and member of our Board of Directors; and (iii) Titan 5, LLC is deemed to be beneficially owned by Michelle Rizzo, the sister-in-law of Jeffrey Rizzo, our Chief Operating Officer. Each of the above have also loaned our company funds from time-to-time.

The shares of common stock being covered hereby may be sold or otherwise disposed of from time to time during the period the registration statement of which this prospectus is a part remains effective, by or for the account of the Selling Stockholders. After the date of effectiveness of the registration statement of which this prospectus forms a part, the Selling Stockholders may have sold or transferred, in transactions covered by this prospectus, some or all of their common stock.

Information about the Selling Stockholders may change over time. Any changed information will be set forth in an amendment to the registration statement or supplement to this prospectus, to the extent required by law.

Name	Shares of Common Stock Beneficially Owned Prior to the Offering of Shares for Resale(1)	Maximum Number of Shares of Common Stock to be Offered for Resale Pursuant to this Prospectus	Shares of Common Stock Beneficially Owned After the Offering of Shares for Resale	Percentage of Outstanding Common Stock Beneficially Owned after the Offering(2)(3)
Arjoch Holdings LLC(4)	6,022	403	5,619	[_____]
Axos Clearing LLC Cust FBO William R Hunt Jr. R/O IRA(5)	3,011	202	2,809	[_____]
Barbara A Stone TTEE Joel A Stone Irrevocable Credit Shelter Trust UA DTD 12/14/2021(6)	15,054	1,006	14,048	[_____]
Brenda & Dave Rickey Family Foundation(7)	4,516	302	4,214	[_____]
Cavalry Fund I, LP(8)	283,044	22,738	260,306	[_____]
Chris Miao(9)	7,527	503	7,024	[_____]
Clay Lebhar(10)	7,527	503	7,024	[_____]
Daniel Proscia(11)	52,687	3,519	49,168	[_____]
Darby Vernon & Laura Vernon JT TEN(12)	15,054	1,006	14,048	[_____]
Dave Rickey(13)	3,011	202	2,809	[_____]
Deloach Investments LLC(14)	7,527	503	7,024	[_____]
Division St Investment Club(15)	4,516	302	4,214	[_____]
Douglas Wertheimer(16)	20,624	1,006	19,618	[_____]
Edward J Borkowski(17)	75,267	5,027	70,240	[_____]
Eleven 11 Management, LLC(18)	283,044	4,629	278,415	[_____]
Emre Schveighoffer(19)	6,022	403	5,619	[_____]
Evergreen Capital Management, LLC(20)	283,044	503	282,541	[_____]
Fam Solutions LLC(21)	15,054	1,006	14,048	[_____]
Frank Celli(22)	140,033	4,054	135,979	[_____]
Glen Miller(23)	213,311	1,014	212,297	[_____]
Howard I Freedberg Revocable Trust UA DTD 02/14/18(24)	40,746	2,011	38,735	[_____]
James Dritz(25)	9,032	604	8,428	[_____]
James Kuhn(26)	27,096	1,810	25,286	[_____]
James Robinson & Jennifer Robinson JT TEN(27)	23,634	1,207	22,427	[_____]
John Q Joubert & Terri L. Joubert JT TEN(28)	30,107	2,011	28,096	[_____]
John Thomas Mcdonough & Iga Patrycja Mcdonough, as Trustees of Mcdonough Family Rev Tr UA DD 12/17/202(29)	7,527	503	7,024	[_____]
John V Wagner(30)	15,054	1,006	14,048	[_____]
Joseph Tarantino(31)	7,527	503	7,024	[_____]
Juiching Hsu(32)	7,527	503	7,024	[_____]
Keystone Capital Partners, LLC(33)	283,044	9,380	273,664	[_____]
Lawrence Altman(34)	15,054	1,006	14,048	[_____]
Leonard M Schiller Revocable Trust(35)	76,584	1,006	75,578	[_____]
Matthew Simoncini(36)	60,214	4,022	56,192	[_____]
Michael M Mainero(37)	7,527	503	7,024	[_____]
Michaelson Capital Special Finance Fund II LP(38)	58,087	1,005	57,082	[_____]
Northlea Partners Ltd(39)	7,527	503	7,024	[_____]
Nunley Investment LLC(40)	45,422	2,011	43,411	[_____]
Peter Stenzi(41)	30,107	2,011	28,096	[_____]
Raymond Chung(42)	15,054	1,006	14,048	[_____]
Raymond Marzulli & Catherine Marzulli JT TEN(43)	75,267	5,027	70,240	[_____]
Reza Karimi(44)	22,580	1,508	21,072	[_____]
Richard G. David(45)	22,752	1,006	21,746	[_____]
Robert Caione(46)	30,107	2,011	28,096	[_____]
Robert Viggiano & Angela Viggiano JT TEN(47)	7,527	503	7,024	[_____]
Samuel J Martin TTEE SJ Martin Wealth Management LLC 401K Plan(48)	15,054	1,006	14,048	[_____]
Samuel Martin & Paige Martin JT TEN(49)	15,054	1,006	14,048	[_____]
Seven Knots, LLC(50)	150,068	2,315	147,753	[_____]
Stacy Giunta TTEE Stacy L Giunta Revocable Trust UA DTD 06/10/1992(51)	60,214	4,022	56,192	[_____]
Steven A Yost TTEE The Steven and Kaye Yost Family TR UA DTD 02/07/1992(52)	7,527	503	7,024	[_____]
Thomas W Ciano & Theresa Ann Ciano JT TEN(53)	3,613	242	3,371	[_____]
Titan 5 LLC(54)	283,044	2,027	281,017	[_____]
Troy Hornbeck(55)	19,570	1,307	18,263	[_____]
Wolsonovich SEF LLC(56)	45,160	3,016	42,144	[_____]
WVP Emerging Manager Onshore Fund LLC – Structured Small Cap Lending Series(57)	124,762	8,333	116,429	[_____]
Yong Hsu(58)	15,054	1,006	14,048	[_____]
Titan Group Partners Co, LLC(59)	624,788	624,788	0	*

*	less than 1%
(1)	Includes shares of common stock that the Selling Stockholders will acquire upon the automatic conversion of the Series A Preferred Stock, Series B Preferred Stock, and certain outstanding convertible promissory notes concurrently with the closing of our concurrent offering of common stock, and assuming for purposes of calculating accrued interest and dividends, a closing of this offering on December 15, 2024. For purposes of this table, we have not taken into account any Blocker Restriction.
(2)	Assumes an offering price of $[____] per share in our concurrent public offering of common stock.
(3)	The ownership percentages in this column have common stock outstanding on December 15, 2024, including shares of common stock that the Selling Stockholders will acquire upon the automatic conversion of the Series A Preferred Stock, Series B Preferred Stock, and certain outstanding convertible promissory notes concurrently with the closing of our concurrent offering of common stock, and assuming for purposes of calculating accrued interest and dividends, a closing of this offering on December 15, 2024. The holders of Series B Preferred Stock and convertible promissory notes will not be able to convert shares of Series B Preferred Stock and receive shares of common stock upon such exercise to the extent that after giving effect to such issuance after exercise, the holder would beneficially own in excess of 4.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon conversion of the applicable shares of Series B Preferred Stock (a “Blocker Restriction”) and instead the holder of Series B Preferred Stock will receive Series B Rights equal to the difference over the Blocker Restriction. In addition, on December 15, 2024, there were also 176,443,627 Series A Rights and 17,411,462 Series B Rights outstanding, including Series B Rights that the Selling Stockholders will acquire upon the automatic conversion of the Series B Preferred Stock and certain outstanding convertible promissory notes concurrently with the closing of this offering that would exceed the Blocker Restriction, and assuming for purposes of calculating accrued interest and dividends, a closing of this offering on December 15, 2024. Each Series A Right and each Series B Right is exercisable for one hundredth of a share of common stock at any time at the election of the holder thereof and subject to a Blocker Restriction. On December 15, 2024, there were also warrants to purchase 1,084,373 shares of common stock outstanding, which such warrants are also subject to a Blocker Restriction. For purposes of this table, we have not taken into account any Blocker Restriction. Common stock options and derivative securities held by other stockholders are disregarded in this calculation. Therefore, the denominator used in calculating beneficial ownership among our stockholders may differ.
(4)	Consists of shares of common stock underlying 2,000 shares of Series B Preferred Stock.
(5)	Consists of shares of common stock underlying 1,000 shares of Series B Preferred Stock.
(6)	Consists of shares of common stock underlying 5,000 shares of Series B Preferred Stock.
(7)	Consists of shares of common stock underlying 1,500 shares of Series B Preferred Stock.
(8)	Consists of shares of common stock underlying 113,085 shares of Series B Preferred Stock.
(9)	Consists of shares of common stock underlying 2,500 shares of Series B Preferred Stock.
(10)	Consists of shares of common stock underlying 2,500 shares of Series B Preferred Stock.
(11)	Consists of shares of common stock underlying 17,500 shares of Series B Preferred Stock.
(12)	Consists of shares of common stock underlying 5,000 shares of Series B Preferred Stock.
(13)	Consists of shares of common stock underlying 1,000 shares of Series B Preferred Stock.
(14)	Consists of shares of common stock underlying 2,500 shares of Series B Preferred Stock.
(15)	Consists of shares of common stock underlying 1,500 shares of Series B Preferred Stock.
(16)	Consists of shares of common stock underlying 5,000 shares of Series B Preferred Stock.
(17)	Consists of shares of common stock underlying 25,000 shares of Series B Preferred Stock.
(18)	Consists of shares of common stock underlying 23,033 shares of Series B Preferred Stock.
(19)	Consists of shares of common stock underlying 2,000 shares of Series B Preferred Stock.
(20)	Consists of shares of common stock underlying 2,500 shares of Series B Preferred Stock.
(21)	Consists of shares of common stock underlying 5,000 shares of Series B Preferred Stock.
(22)	Consists of shares of common stock underlying 20,183 shares of Series B Preferred Stock.
(23)	Consists of shares of common stock underlying 5,045 shares of Series B Preferred Stock.
(24)	Consists of shares of common stock underlying 10,000 shares of Series B Preferred Stock.
(25)	Consists of shares of common stock underlying 3,000 shares of Series B Preferred Stock.
(26)	Consists of shares of common stock underlying 9,000 shares of Series B Preferred Stock.
(27)	Consists of shares of common stock underlying 6,000 shares of Series B Preferred Stock.
(28)	Consists of shares of common stock underlying 10,000 shares of Series B Preferred Stock.
(29)	Consists of shares of common stock underlying 2,500 shares of Series B Preferred Stock.
(30)	Consists of shares of common stock underlying 5,000 shares of Series B Preferred Stock.
(31)	Consists of shares of common stock underlying 2,500 shares of Series B Preferred Stock.
(32)	Consists of shares of common stock underlying 2,500 shares of Series B Preferred Stock.
(33)	Consists of shares of common stock underlying 46,651 shares of Series B Preferred Stock.
(34)	Consists of shares of common stock underlying 5,000 shares of Series B Preferred Stock.
(35)	Consists of shares of common stock underlying 5,000 shares of Series B Preferred Stock.
(36)	Consists of shares of common stock underlying 20,000 shares of Series B Preferred Stock.
(37)	Consists of shares of common stock underlying 2,500 shares of Series B Preferred Stock.
(38)	Consists of shares of common stock underlying 5,000 shares of Series B Preferred Stock.
(39)	Consists of shares of common stock underlying 2,500 shares of Series B Preferred Stock.
(40)	Consists of shares of common stock underlying 10,000 shares of Series B Preferred Stock.
(41)	Consists of shares of common stock underlying 10,000 shares of Series B Preferred Stock.
(42)	Consists of shares of common stock underlying 5,000 shares of Series B Preferred Stock.
(43)	Consists of shares of common stock underlying 25,000 shares of Series B Preferred Stock.
(44)	Consists of shares of common stock underlying 7,500 shares of Series B Preferred Stock.
(45)	Consists of shares of common stock underlying 5,000 shares of Series B Preferred Stock.
(46)	Consists of shares of common stock underlying 10,000 shares of Series B Preferred Stock.
(47)	Consists of shares of common stock underlying 2,500 shares of Series B Preferred Stock.
(48)	Consists of shares of common stock underlying 5,000 shares of Series B Preferred Stock.
(49)	Consists of shares of common stock underlying 5,000 shares of Series B Preferred Stock.
(50)	Consists of shares of common stock underlying 11,517 shares of Series B Preferred Stock.
(51)	Consists of shares of common stock underlying 20,000 shares of Series B Preferred Stock.
(52)	Consists of shares of common stock underlying 2,500 shares of Series B Preferred Stock.
(53)	Consists of shares of common stock underlying 1,200 shares of Series B Preferred Stock.
(54)	Consists of shares of common stock underlying 10,091 shares of Series B Preferred Stock.
(55)	Consists of shares of common stock underlying 6,500 shares of Series B Preferred Stock.
(56)	Consists of shares of common stock underlying 15,000 shares of Series B Preferred Stock.
(57)	Consists of shares of common stock underlying 41,440 shares of Series B Preferred Stock.
(58)	Consists of shares of common stock underlying 5,000 shares of Series B Preferred Stock.
(59)	Consists of 312,394 shares of common stock underlying the Convertible Note and [__] shares of common stock underlying 312,394 warrants.

PLAN OF DISTRIBUTION

The offering and sale of common stock by the Selling Stockholders pursuant to this prospectus is contingent upon the approval of the listing of our common stock on the NYSE American and the consummation of our concurrent public offering of common stock and no shares of our common stock will be sold by the Selling Stockholders under this prospectus unless our common stock is listed for trading on the NYSE American and our concurrent public offering is consummated.

Each Selling Stockholder of the securities and any of their pledgees, assignees and successors-in-interest may, from time to time, sell any or all of their shares of common stock covered hereby through the NYSE American or any other stock exchange, market or trading facility on which the securities are traded or in private transactions. These sales may be at fixed or negotiated prices. A Selling Stockholder may use any one or more of the following methods when selling securities:

●	ordinary brokerage transactions and transactions in which the broker-dealer solicits purchasers;

●	block trades in which the broker-dealer will attempt to sell the securities as agent but may position and resell a portion of the block as principal to facilitate the transaction;

●	purchases by a broker-dealer as principal and resale by the broker-dealer for its account;

●	an exchange distribution in accordance with the rules of the applicable exchange;

●	privately negotiated transactions;

●	settlement of short sales;

●	in transactions through broker-dealers that agree with the Selling Stockholders to sell a specified number of such securities at a stipulated price per security;

●	through the writing or settlement of options or other hedging transactions, whether through an options exchange or otherwise;

●	a combination of any such methods of sale; or

●	any other method permitted pursuant to applicable law.

The Selling Stockholders may also sell securities under Rule 144 under the Securities Act, if available, rather than under this prospectus.

Broker-dealers engaged by the Selling Stockholders may arrange for other brokers-dealers to participate in sales. Broker-dealers may receive commissions or discounts from the Selling Stockholders (or, if any broker-dealer acts as agent for the purchaser of securities, from the purchaser) in amounts to be negotiated, but, except as set forth in a supplement to this prospectus, in the case of an agency transaction not in excess of a customary brokerage commission in compliance with FINRA Rule 2440; and in the case of a principal transaction a markup or markdown in compliance with FINRA IM-2440.

If sales of shares offered under this prospectus are made to broker-dealers as principals, we would be required to file a post-effective amendment to the registration statement of which this prospectus is a part. In the post-effective amendment, we would be required to disclose the names of any participating broker-dealers and the compensation arrangements relating to such sales.

In connection with the sale of the securities or interests therein, the Selling Stockholders may enter into hedging transactions with broker-dealers or other financial institutions, which may in turn engage in short sales of the securities in the course of hedging the positions they assume. The Selling Stockholders may also sell securities short and deliver these securities to close out their short positions, or loan or pledge the securities to broker-dealers that in turn may sell these securities. The Selling Stockholders may also enter into option or other transactions with broker-dealers or other financial institutions or create one or more derivative securities which require the delivery to such broker-dealer or other financial institution of securities offered by this prospectus, which securities such broker-dealer or other financial institution may resell pursuant to this prospectus (as supplemented or amended to reflect such transaction). The Selling Stockholders and any broker-dealers or agents that are involved in selling the securities may be deemed to be “underwriters” within the meaning of the Securities Act in connection with such sales. In such event, any commissions received by such broker-dealers or agents and any profit on the resale of the securities purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act. Each Selling Stockholder has informed us that it does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute the securities.

We are required to pay certain fees and expenses incurred by us incident to the registration of the securities. We have agreed to indemnify the Selling Stockholders against certain losses, claims, damages and liabilities, including liabilities under the Securities Act.

Any securities covered by this prospectus which qualify for sale pursuant to Rule 144 under the Securities Act may be sold under Rule 144 rather than under this prospectus.

We agreed to keep this prospectus effective until the earlier of (i) the date on which the securities may be resold by the Selling Stockholders without registration and without regard to any volume or manner-of-sale limitations by reason of Rule 144, without the requirement for us to be in compliance with the current public information under Rule 144 under the Securities Act or any other rule of similar effect or (ii) the date on which all of the securities have been sold pursuant to this prospectus or Rule 144 under the Securities Act or any other rule of similar effect. The resale securities will be sold only through registered or licensed brokers or dealers if required under applicable state securities laws. In addition, in certain states, the resale securities covered hereby may not be sold unless they have been registered or qualified for sale in the applicable state or an exemption from the registration or qualification requirement is available and is complied with.

Under applicable rules and regulations under the Exchange Act, any person engaged in the distribution of the resale securities may not simultaneously engage in market making activities with respect to the common stock for the applicable restricted period, as defined in Regulation M, prior to the commencement of the distribution. In addition, the Selling Stockholders will be subject to applicable provisions of the Exchange Act and the rules and regulations thereunder, including Regulation M, which may limit the timing of purchases and sales of our common stock by the Selling Stockholders or any other person. We will make copies of this prospectus available to the Selling Stockholders and have informed them of the need to deliver a copy of this prospectus to each purchaser at or prior to the time of the sale (including by compliance with Rule 172 under the Securities Act).

LEGAL MATTERS

The validity of the shares of common stock offered hereby will be passed upon for us by Pryor Cashman LLP, New York, New York.

[____] Shares

Titan Environmental Solutions Inc.

PRELIMINARY PROSPECTUS

, 2024

Common Stock

PART II

INFORMATION NOT REQUIRED IN PROSPECTUS

Item 13. Other Expenses of Issuance and Distribution.

The following table indicates the expenses to be incurred in connection with the offering described in this registration statement, other than underwriting discounts and commissions, all of which will be paid by us. All amounts are estimated except the Securities and Exchange Commission registration fee, the Financial Industry Regulatory Authority, Inc., or FINRA, filing fee and the NYSE American listing fee.

Amount to be Paid
SEC registration fee		$1,247.59
FINRA filing fee		[____]
The NYSE American initial listing fee		[____]
Printing and engraving expenses		[____]
Accounting fees and expenses		[____]
Legal fees and expenses		[____]
Transfer agent and registrar fees		[____]
Miscellaneous fees and expenses		[____]
Total	$	[____]

Item 14. Indemnification of Directors and Officers.

Our company is governed by the laws of the State of Nevada and our articles of incorporation and bylaws, which were adopted under the laws of the State of Nevada and are filed as exhibits to the registration statement of which this prospectus forms a part.

Nevada Revised Statutes (“NRS”) Section 78.7502 provides that a corporation shall indemnify any director, officer, employee or agent of a corporation against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with any the defense to the extent that a director, officer, employee or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to Section 78.7502(1) or 78.7502(2), or in defense of any claim, issue or matter therein.

NRS 78.7502(1) provides that a corporation may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, except an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the action, suit or proceeding if he: (a) is not liable pursuant to NRS 78.138; or (b) acted in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

NRS Section 78.7502(2) provides that a corporation may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including amounts paid in settlement and attorneys’ fees actually and reasonably incurred by him in connection with the defense or settlement of the action or suit if he: (a) is not liable pursuant to NRS 78.138; or (b) acted in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation. Indemnification may not be made for any claim, issue or matter as to which such a person has been adjudged by a court of competent jurisdiction, after exhaustion of all appeals there from, to be liable to the corporation or for amounts paid in settlement to the corporation, unless and only to the extent that the court in which the action or suit was brought or other court of competent jurisdiction determines upon application that in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses as the court deems proper.

NRS Section 78.747 provides that except as otherwise provided by specific statute, no director or officer of a corporation is individually liable for a debt or liability of the corporation, unless the director or officer acts as the alter ego of the corporation. The court as a matter of law must determine the question of whether a director or officer acts as the alter ego of a corporation.

Our articles of incorporation and bylaws provide that we shall indemnify our directors, officers, employees and agents to the full extent permitted by NRS, including in circumstances in which indemnification is otherwise discretionary under such law.

These indemnification provisions may be sufficiently broad to permit indemnification of our officers, directors and other corporate agents for liabilities (including reimbursement of expenses incurred) arising under the Securities Act of 1933.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of our company pursuant to the foregoing provisions, or otherwise, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable.

We have the power to purchase and maintain insurance on behalf of any person who is or was one of our directors or officers, or is or was serving at our request as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other business against any liability asserted against the person or incurred by the person in any of these capacities, or arising out of the person’s fulfilling one of these capacities, and related expenses, whether or not we would have the power to indemnify the person against the claim under the provisions of the NRS. We do not currently maintain director and officer liability insurance on behalf of our director and officers; however, we intends to so purchase and maintain such insurance when economically feasible.

Item 15. Recent Sales of Unregistered Securities.

Set forth below is information regarding securities sold and issued by us in the past three years that were not registered under the Securities Act, as well as the consideration received by us for such securities and information relating to the section of the Securities Act, or rule of the Securities and Exchange Commission, under which exemption from registration was claimed. The number of shares of common stock issued or issuable in each transaction, and the price per share of common stock in each transaction, has been adjusted to give effect to a reverse stock split of one-for-100 to be effected by us prior to the effective date of this registration statement.

2022 Issuances

Between April 1, 2022 and June 30, 2022, we issued 1,796 shares of our common stock in exchange for warrants.

On July 5, 2022, we issued a 11% OID Senior Secured Promissory Note to GS Capital Partners LLC in the principal amount of $144,000 (includes $14,000 of Original Issue Discount). The note was convertible at a conversion price is equal to 86% of the lowest trading price of our common stock for the 12 trading days immediately preceding the delivery of a notice of conversion. In accordance with the terms of the note, we issued 30 shares of common stock as a commitment fee.

Between October 1, 2022 and December 31, 2022, we issued 439 shares of our common stock in exchange for warrants.

On December 1, 2022, we issued 1,688 shares of our common stock in exchange for vested restricted stock awards.

On December 30, 2022, we exchanged outstanding debt securities with unpaid principal and interest in the aggregate amount of $5,786,474 for 130,028 shares of its common stock and 220,135 shares of our former Series B Convertible Preferred Stock.

Through December 31, 2022, we issued 2,234 shares of our common stock in exchange for warrants.

2023 Issuances

On January 5, 2023, we issued 1,500 shares of our common stock to Greg Rankich, a former director of the Company.

At the effective time of the merger with Titan Trucking, LLC, we issued an aggregate of 630,900 shares of our, as now designated, Series A Preferred Stock in exchange for the membership interests of Titan.

Between October 21, 2022 and May 12, 2023, we issued original issue discount promissory notes with a combined principal value of $1.9 million to five accredited investors, including a note of the original principal amount of $60,000 to our chief executive officer. These notes had maturity dates of approximately one year, had an annual interest rate of 10% per annum, and were convertible only upon an event of default. On July 17, 2023, we entered into exchange agreements with these five noteholders. Under the terms of the exchange agreements, the notes (approximately $1.94 million of outstanding principal and accrued interest) were cancelled in exchange for our issuance to the former noteholders of 38,800,764 Series A Rights to Receive Common Stock dated as of July 17, 2023.

In May 2023, we issued convertible promissory notes to two accredited investors with an aggregate principal amount of $800,000. The notes accrue interest at a rate of 10% per annum and mature on December 31, 2024. The notes are convertible at any time into shares of our common stock at a rate of $5.00 per share.

In June 2023, we issued convertible promissory notes to four accredited investors, including our chief executive officer, with an aggregate principal amount of $768,000. The notes accrue interest at a rate of 10% per annum and mature on December 31, 2024. The notes are convertible at any time into shares of our common stock at a rate of $5.00 per share.

In July 2023, we issued convertible promissory notes to eight accredited investors, including our chief executive officer, with an aggregate principal amount of $2,214,000. The notes accrue interest at a rate of 10% per annum and mature on December 31, 2024. The notes are convertible at any time into shares of our common stock at a rate of $5.00 per share.

On July 17, 2023, we also entered into exchange agreements with two accredited investors, including Ajay Sikka, a director of our company and our former chief executive officer. Pursuant to the exchange agreements, such investors exchanged 220,135 shares of our former Series B Convertible Preferred Stock into an aggregate of 22,013,500 Series A Rights dated as of July 17, 2023. Pursuant to the exchange agreement Mr. Sikka, Mr. Sikka also exchanged 50,000 shares of our common stock and a receivable of our company for unreimbursed advances in the amount of $100,000 for an aggregate of 7,000,000 additional Series A Rights dated July 17, 2023.

On July 20, 2023, we entered into an exchange agreement with Renovare Environmental, Inc. pursuant to which Renovare Environmental, Inc. exchanged 141,183 shares of common stock and 1,250,000 shares of our former Series B Convertible Preferred Stock for Series A Rights and Series B Rights. The Series A Rights issued to Renovare Environmental, Inc. obligate us to issue to the holders upon request (without the payment of any additional consideration) an aggregate of 1,087,294 shares of common stock and the Series B Rights issued to Renovare Environmental, Inc. obligate us to issue to the holders upon request (without the payment of any additional consideration) an aggregate of 303,889 shares of common stock.

In August 2023, we issued convertible promissory notes to one accredited investor with an aggregate principal amount of $264,000. The notes accrue interest at a rate of 10% per annum and mature on December 31, 2024. The notes are convertible at any time into shares of our common stock at a rate of $5.00 per share.

In December 2023, we issued convertible promissory notes to two accredited investors, including a member of our board of directors and an entity controlled by such member of our board of directors, with an aggregate principal amount of $210,000. The notes accrue interest at a rate of 10% per annum and mature on December 31, 2024. The notes are convertible at any time into shares of our common stock at a rate of $5.00 per share.

2024 Issuances

In February 2024, we issued convertible promissory notes to three accredited investors, including a member of our board of directors, with an aggregate principal amount of $250,000. The notes accrue interest at a rate of 11% per annum and mature on the one-year anniversary of issuance. The notes are convertible at any time into shares of our common stock at a rate of $5.00 per share.

Between April 5, 2024 and May 30, 2024, the Company closed on a private offering of its Series B Convertible Preferred Stock, par value $0.00001 per share (the “Series B Convertible Preferred Stock”). The Series B Convertible Preferred Stock has a redemption value of $10.00 per share. The Company sold to 49 accredited investors an aggregate of 422,200 shares of Series B Preferred Stock and five-year warrants to purchase an aggregate of 422,200 shares of common stock, with an exercise price of $6.00 per share, for an aggregate purchase price of $4,222,000. In addition, the Company issued to placement agents in the offering warrants to purchase an aggregate of 84,440 shares of common stock, with such warrants being identical to the warrants sold in the offering, except they had a seven-year term.

On May 31, 2024, we completed the acquisition of Standard Waste Services, Inc. (“SWS”). As part of the consideration for the acquisition of SWS, we agreed to issue to the sellers 612,000 shares of our Series A convertible preferred stock valued at $8,568,000, of which 160,000 shares was placed in escrow for our benefit to satisfy possible indemnification obligations of the sellers, if any. In addition, the obligations of Titan under its secured promissory note and its short-term promissory note issued to the sellers of SWS were guaranteed by Jeffrey Rizzo, our Chief Operating Officer and a director of our company, and Charles Rizzo, a consultant to our company. In consideration of the guaranty of Charles Rizzo, we issued to Mr. Rizzo 215,000 shares of our Series A Preferred Stock.

In June 2024, we issued to four accredited investors an aggregate of 100,592 shares of our Class B Convertible Preferred Stock in exchange for an aggregate of 94,000 shares of what was intended to be Series D Preferred Stock of TraQiQ.

In June 2024, we issued to one of our lenders 5,000 shares of our Class B Convertible Preferred Stock in exchange for the lender’s agreement to forbear defaults and extend maturity of one of our outstanding promissory notes.

In July 2024, we issued to four accredited investors, including our chief executive officer and a member of our board of directors, an aggregate of 50,453 shares of Series B Convertible Preferred Stock and five-year warrants to purchase an aggregate of 50,453 shares of common stock, with an exercise price of $6.00 per share. These warrants are identical to the warrants issued in the private offering conducted between April and May 2024. The shares of Series B Convertible Preferred Stock and warrants were issued in consideration for the exchange of promissory notes in the aggregate principal amount of $500,000.

Between October 15, 2024 and December 26, 2024, we issued to an accredited investor convertible promissory notes in the aggregate principal amount of $2,030,560 and five-year warrants to purchase an aggregate of 312,394 shares of common stock with an exercise price of $6.50 per share, for an aggregate purchase price of $1,813,000.

The offers, sales and issuances of securities listed above, were deemed exempt from registration under Section 4(a)(2) of the Securities Act or Regulation D promulgated thereunder in that the issuance of securities did not involve a public offering. The recipients of such securities in each of these transactions represented their intention to acquire the securities for investment purposes only and not with a view to or for sale in connection with any distribution thereof. The offers, sales and issuances of securities listed above, were deemed exempt from registration in reliance on Section 4(a)(2) of the Securities Act or Rule 701 promulgated thereunder as transactions pursuant to benefit plans and contracts relating to compensation as provided under Rule 701. The recipients of such securities were our employees, directors or bona fide consultants and received the securities under our equity inventive plans. All of the foregoing securities are deemed restricted securities for purposes of the Securities Act and appropriate legends were affixed to the securities issued in such transactions.

Item 16. Exhibits and Financial Statement Schedules.

(a)	Exhibits.

The exhibits to the registration statement are listed in the Exhibit Index attached hereto and are incorporated by reference herein.

(b)	Financial Statement Schedules.

All other schedules are omitted because they are not required, are not applicable, or the information is included in the financial statements or the related notes to financial statements thereto.

Item 17. Undertakings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, or the Securities Act, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The undersigned registrant hereby undertakes:

(1)	To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(i)	To include any prospectus required by section 10(a)(3) of the Securities Act of 1933;

(ii)	To reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement.

(iii)	To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(2)	That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(3)	To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(4)	That, for the purpose of determining liability under the Securities Act of 1933 to any purchaser:

(i)	Each prospectus filed by the registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(ii)	Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (vii), or (x) for the purpose of providing the information required by section 10(a) of the Securities Act of 1933 shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date.

(5)	That, for the purpose of determining liability of the registrant under the Securities Act to any purchaser in the initial distribution of the securities: the undersigned registrant undertakes that in a primary offering of securities of the undersigned registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned registrant will be a seller to the purchaser and will be considered to offer or sell such securities to such purchaser:

(i)	Any preliminary prospectus or prospectus of the undersigned registrant relating to the offering required to be filed pursuant to Rule 424;

(ii)	Any free writing prospectus relating to the offering prepared by or on behalf of the undersigned registrant or used or referred to by the undersigned registrant;

(iii)	The portion of any other free writing prospectus relating to the offering containing material information about the undersigned registrant or its securities provided by or on behalf of the undersigned registrant; and

(iv)	Any other communication that is an offer in the offering made by the undersigned registrant to the purchaser.

(6)	Provide to the underwriter at the closing specified in the underwriting agreements certificates in such denominations and registered in such names as required by the underwriter to permit prompt delivery to each purchaser.

(7)	For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant pursuant to Rule 424(b) (1) or (4) or 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(8)	For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

EXHIBIT INDEX

(a)	The following exhibits are filed as part of this Registration Statement:

		Incorporation by Reference
Exhibit Number	Description of Exhibits	Form	Filing Date	Exhibit Number
1.1	Form of Underwriting Agreement	—	***	—
2.1	Agreement and Plan of Merger dated as of May 19, 2023 among the Company, Titan Merger Sub Corp., Titan Trucking, LLC, Titan 5, LLC, Titan National Holdings 2, LLC, Jeffrey Rizzo, William McCauley and Jeffrey Rizzo, as the Seller Representative	8-K	5/24/2023	2.1
2.2	Amended and Restated Agreement and Plan of Merger dated as of January 9, 2024, by and between Titan Environmental Solutions Inc. and TraQiQ, Inc.	8-K	1/11/2024	2.1
2.3	Membership Interest Purchase Agreement by and among Dominic Campo and Sharon Campo, as the Sellers, Standard Waste Services, LLC, as the Target, and Titan Trucking, LLC, as Buyer, dated January 12, 2024	8-K	1/16/2024	2.1
2.4	Amendment to Membership Interest Purchase Agreement by and among Dominic Campo and Sharon Campo, as Sellers, Standard Waste Services, LLC, as the Target, and Titan Trucking, LLC, as Buyer, dated February 21, 2024	10-Q	5/15/2024	2.3
2.5	Second Amendment to Membership Interest Purchase Agreement by and among Dominic Campo and Sharon Campo, as the Sellers, Standard Waste Services, LLC, and Titan Trucking, LLC, as Buyer, dated May 20, 2024	8-K	6/4/2024	2.2
2.6	Third Amendment to Membership Interest Purchase Agreement by and among Dominic Campo and Sharon Campo, as the Sellers, Standard Waste Services, LLC, and Titan Trucking, LLC, as Buyer, dated May 30, 2024.	8-K	6/4/2024	2.3
3.1	Articles of Incorporation of Titan Environmental Solutions Inc., as currently in effect and filed with the State of Nevada	8-K	1/11/2024	3.1
3.2	Bylaws of Titan Environmental Solutions Inc., as currently in effect	8-K	1/11/2024	3.2
3.5	Certificate of Designation for Series A Convertible Preferred Stock of Titan Environmental Solutions Inc., filed with the State of Nevada on January 4, 2024	8-K	1/11/2024	3.3
3.6	Amended and Restated Certificate of Designation for Series A Convertible Preferred Stock of Titan Environmental Solutions Inc., as currently in effect and filed with the State of Nevada on May 20, 2024	8-K	6/4/2024	3.1
3.7	Amended and Restated Certificate of Designation for Series A Convertible Preferred Stock of Titan Environmental Solutions Inc., as currently in effect and filed with the State of Nevada on June 13, 2024	8-K	6/17/2024	3.1
3.8	Certificate of Designation for Series B Convertible Preferred Stock of Titan Environmental Solutions Inc., filed with the State of Nevada on April 4, 2024	8-K	4/4/2024	3.1
4.1	Specimen common stock certificate	—	***	—
4.2	Form of Underwriter’s Warrant (included in Exhibit 1.1)
4.3	Form of Warrant Agreement, dated May 16, 2019, between the Company and Mann India Shareholders	8-K	5/21/2019	4.1
4.4	Form of Warrant Agreement, dated February 16, 2021, between the Company and Mimo Shareholders	8-K	2/17/2021	4.1
4.5	Common Stock Purchase Warrant	8-K	9/20/2021	10.3
4.6	Form of Warrant to Purchase Common Stock	8-K	6/4/2024	4.1
5.1	Legal Opinion of Flangas Law Group	—	***	—
5.2	Opinion of Pryor Cashman LLP	—	***	—
10.1#	TraQiQ, Inc. 2020 Equity Incentive Plan	10-K	3/22/2021	10.2
10.2#	Employment Agreement dated as of May 15, 2023 between the Company and Mike Jansen.	—	*	—
10.3#	Employment Agreement dated as of May 19, 2023 between the Company and Glen Miller	8-K	5/24/2023	10.1
10.4#	Employment Agreement dated as of May 19, 2023 between the Company and Jeffrey Rizzo	8-K	5/24/2023	10.2
10.5	Form of Notes Exchange Agreement dated as of July 17, 2023	8-K	7/18/2023	10.1
10.6	Form of Series B Preferred Exchange Agreement dated as of July 17, 2023	8-K	7/18/2023	10.1
10.7	Form of Series A Right to Acquire Common Stock of Titan Environmental Solutions Inc.	—	*	—
10.8	Exchange Agreement dated as of July 20, 2023 between the Company and Renovare Environmental, Inc.	8-K	7/21/2023	10.1
10.9	Form of Series B Right to Receive Common Stock of Titan Environmental Solutions Inc.	—	*	—
10.10	Form of Settlement Agreement dated as of July 20, 2023 between the Company, Renovare Environmental Inc., and the stockholders signatory thereto	8-K	7/21/2023	10.4
10.11#	Titan Environmental Solutions Inc. 2023 Equity Incentive Plan	DEF14C	10/10/2023	D
10.12	Securities Purchase Agreement, dated March 29, 2024, by and among the Company and the Purchasers signatory thereto	8-K	6/4/2024	10.1
10.13	Form of Registration Rights Agreement by and among the Company and the Purchasers thereto	8-K	6/4/2024	10.2
10.14	Promissory Note issued by Titan Trucking, LLC to the Sellers, dated May 31, 2024	8-K	6/4/2024	10.3
10.15	Short Term Promissory Note issued by Titan Trucking, LLC to the Sellers, dated May 31, 2024	8-K	6/4/2024	10.4
10.16	Guaranty Fee Agreement by and among Titan Trucking, LLC, Titan Environmental Solutions, Inc., and Charles Rizzo, dated May 31, 2024	8-K	6/4/2024	10.5
10.17	Consulting Agreement by and between Dominic Campo and Titan Trucking, LLC, dated May 31, 2024.	8-K	6/4/2024	10.6
10.18	Form of Exchange Subscription Agreement	8-K	7/18/2024	10.1
10.19	Stock Purchase Agreement dated October 31, 2024 among Titan Environmental Solutions, Inc., Recoup Technologies, Inc. and Recoup Partners, LLC.	8-K	11/1/2024	10.1
10.20	Assignment of Stock dated July 28, 2023, by and among TraQiQ, Inc., TraQiQ Solutions Inc. and Ajay Sikka	—	*	—
21.1	Subsidiaries of the Registrant	—	*	—
23.1	Consent of Freed Maxick P.C., independent registered public accounting firm	—	**	—
23.2	Consent of Freed Maxick P.C., independent registered public accounting firm	—	**	—
23.3	Consent of Flangas Law Group (included in Exhibit 5.1)	—	***	—
23.4	Consent of Pryor Cashman LLP (included in Exhibit 5.2)	—	***	—
24.1	Power of Attorney (included on signature page to this registration statement)
99.1	Consent of Gregory M. Krzemien	—	**	—
107	Filing Fee Table	—	*	—

*	Filed previously.
**	Filed herewith.
***	To be filed by amendment.
#	Indicates a management contract or compensatory plan.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Bloomfield Hills, State of Michigan, on this 31st day of December 2024.

TITAN ENVIRONMENTAL SOLUTIONS INC.

By:	/s/ Glen Miller
Glen Miller
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Glen Miller	Chief Executive Officer and Chairman	December 31, 2024
Glen Miller	(Principal Executive Officer)

/s/ Michael Jansen	Chief Financial Officer	December 31, 2024
Michael Jansen	(Principal Financial and Accounting Officer)

*	Director	December 31, 2024
Richard Berman

*	Director	December 31, 2024
Frank E. Celli

*	Director	December 31, 2024
Jeffrey Rizzo

*	Director	December 31, 2024
Ajay Sikka

*	Pursuant to power of attorney

By:	/s/ Glen Miller
Glen Miller
Attorney-in-Fact